Related party disclosures	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party disclosures
29.
Related party disclosures

Platforme International Limited is a related party of J M F Neves. The Group generated commission of $0.2 million and made purchases of $nil from Platforme International Limited during the year ended December 31, 2022 (2021: commission of $0.1 million). The Group had a $0.1 million receivable as at the end of December 31, 2022 (2021: $0.2 million payable).

José Neves, the founder, Chief Executive Office and a director of Group, is also a director of Six London Limited. The Group had a $0.1 million payable as at the end of December 31, 2022 (2021: $0.1 million receivable).

In prior periods, Alanui S.r.L. (“Alanui”) was a related party of New Guards Group Holding S.p.A, due to it being an associate of the Group. New Guards still owns a stake of 53% and gained control over the entity on March 16, 2021 following a change in the shareholder agreement. The Group recognized sales of $0.2 million to Alanui in the two months up until consolidation on March 1, 2021. The impact of consolidating Alanui’s results from March 1, 2021 rather than March 16, 2021 was immaterial. We recognized sales of $1.1 million during the year ended December 31, 2020. As at December 31, 2020, we had trade receivables of $0.5 million and trade payables of $0.4 million. Refer to Note 31, Business combinations for further detail.

Key management includes members of the Company’s senior management and the board of directors. The disclosure amounts below (in thousands) are based on the expense recognized in the Consolidated statement of operations in the respective year.

	2020	2021	2022
Short-term employee benefits	$1,676	$2,456	$4,212
Termination benefits	32	36	35
Share-based compensation	26,300	37,742	41,140
	$28,008	$40,234	$45,387

Other than disclosed above, there were no other transactions or outstanding balances, including commitments, with related parties.

The Group’s ultimate controlling party is J M F Neves by virtue of holding the majority of voting rights in the Group.